CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 24, 2015	Jun. 25, 2014
Current Assets:
Cash and cash equivalents	$ 55,121	$ 57,685
Accounts receivable, net	46,588	47,850
Inventories	23,035	23,643
Prepaid expenses and other	62,480	65,506
Deferred income taxes	2,493	16,170
Total current assets	189,717	210,854
Property and Equipment:
Land	147,763	149,184
Buildings and leasehold improvements	1,546,957	1,483,894
Furniture and equipment	618,084	593,344
Construction-in-progress	15,001	32,844
Gross property and equipment	2,327,805	2,259,266
Less accumulated depreciation and amortization	(1,295,761)	(1,202,812)
Net property and equipment	1,032,044	1,056,454
Other Assets:
Goodwill	132,381	133,434
Deferred income taxes	30,644	30,090
Intangibles	16,642	18,841
Other	34,445	40,931
Total other assets	214,112	223,296
Total assets	1,435,873	1,490,604
Current Liabilities:
Current installments of long-term debt	3,439	27,884
Accounts payable	92,947	102,931
Gift card liability	114,726	104,378
Accrued payroll	82,915	77,585
Other accrued liabilities	111,197	146,054
Income taxes payable	13,251	7,278
Total current liabilities	418,475	466,110
Long-term debt, less current installments	970,825	832,302
Other liabilities	$ 125,033	$ 129,098
Commitments and Contingencies (Notes 9 and 14)
Shareholders’ (Deficit) Equity:
Common stock—250,000,000 authorized shares; $0.10 par value; 176,246,649 shares issued and 60,585,608 shares outstanding at June 24, 2015 and 176,246,649 shares issued and 64,558,909 shares outstanding at June 25, 2014	$ 17,625	$ 17,625
Additional paid-in capital	490,111	484,320
Accumulated other comprehensive loss	(8,630)	(940)
Retained earnings	2,431,683	2,306,532
Shareholders' equity including treasury stock	2,930,789	2,807,537
Less treasury stock, at cost (115,661,041 shares at June 24, 2015 and 111,687,740 shares at June 25, 2014)	(3,009,249)	(2,744,443)
Total shareholders’ (deficit) equity	(78,460)	63,094
Total liabilities and shareholders’ (deficit) equity	$ 1,435,873	$ 1,490,604